GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Balance	$ 7,011,715	$ 6,694,354
Acquisitions	10,660
Effect of change in foreign exchange rate	1,120,771	317,361
Balance	$ 8,143,146	$ 7,011,715
Year end exchange rate, U.S. dollar into Colombian pesos	3,981.16	3,432.50	3,277.14